GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 23, 2014	Nov. 11, 2013	May 31, 2013	Jan. 27, 2012	Jan. 02, 2012	Dec. 31, 2011
Balance, Opening	$ 227,434	$ 326,860	$ 149,559	$ 5,026	$ 6,248	$ 51,614	$ 23,156	$ 8,702
Gain of control in subsidiaries	220,379	12,357
Deconsolidation of a subsidiary	(62,040)	(124,052)
Reclassifications and goodwill adjustment		(567)
Negative goodwill write-off	831
Foreign currency translation adjustments	(13,543)	12,836
Balance, Ending	$ 373,231	$ 227,434	$ 149,559	$ 5,026	$ 6,248	$ 51,614	$ 23,156	$ 8,702